                               NATIONWIDE(R) VLI
                                SEPARATE ACCOUNT


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2002








                               INVESTMENT/LIFE(R)
                                      VAN KAMPEN/
                NATIONWIDE LIFE INSURANCE COMPANY


VLO-185-6/02

                               [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]


                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VLI Separate Account.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount. Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                  (UNAUDITED)


ASSETS:

   Investments in Van Kampen Life Investment Trust, at fair value:

      Van Kampen LIT - Emerging Growth Fund (VKEmGr)
        106,641 shares (cost $3,706,682) .........................      $ 2,462,339

      Van Kampen LIT - Enterprise Fund (VKEnt)
        2,799,407 shares (cost $45,639,349) ......................       33,788,845

      Van Kampen LIT - Government Fund (VKGov)
        4,651,544 shares (cost $41,371,481) ......................       43,352,389

      Van Kampen LIT - Money Market Fund (VKMMkt)
        7,381,649 shares (cost $7,381,649) .......................        7,381,649

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
        111,118 shares (cost $1,407,554) .........................        1,482,311
                                                                        -----------

            Total Investments ....................................       88,467,533

   Accounts Receivable ...........................................               --
                                                                        -----------

            Total Assets .........................................       88,467,533

ACCOUNTS PAYABLE .................................................           54,290
                                                                        -----------

CONTRACT OWNERS' EQUITY ..........................................      $88,413,243
                                                                        ===========



See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                            Total                                       VKAAlloc
                                          ------------------------------------------   ------------------------------------------
                                              2002           2001           2000           2002           2001           2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................  $  2,814,982      3,470,978      3,798,631        714,250        857,290        960,568
  Mortality and expense risk charges
    (note 3) ...........................      (232,282)      (264,526)      (315,405)       (31,998)       (54,990)       (63,985)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net investment income ...............     2,582,700      3,206,452      3,483,226        682,252        802,300        896,583
                                          ------------   ------------   ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares
   sold ................................    29,670,458     11,436,330     19,501,334     20,146,580      1,174,521      2,371,629
  Cost of mutual fund shares sold ......   (35,079,212)   (12,634,734)   (15,259,919)   (24,201,467)    (1,136,162)    (2,408,005)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Realized gain (loss) on investments .    (5,408,754)    (1,198,404)     4,241,415     (4,054,887)        38,359        (36,376)
  Change in unrealized gain (loss)
   on investments ......................    (2,710,787)    (9,981,176)    (8,850,531)     2,804,555     (1,308,488)    (2,650,489)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net gain (loss) on investments ......    (8,119,541)   (11,179,580)    (4,609,116)    (1,250,332)    (1,270,129)    (2,686,865)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Reinvested capital gains .............       130,850      2,060,895      6,261,569        123,683        159,760      1,991,699
                                          ------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
      contract owners' equity resulting
      from operations ..................  $ (5,405,991)    (5,912,233)     5,135,679       (444,397)      (308,069)       201,417
                                          ============   ============   ============   ============   ============   ============



                                                            VKDomInc
                                           ------------------------------------------
                                               2002           2001           2000
                                           ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................         93,732         86,085        103,587
  Mortality and expense risk charges
    (note 3) ...........................         (2,168)        (3,345)        (3,274)
                                           ------------   ------------   ------------
   Net investment income ...............         91,564         82,740        100,313
                                           ------------   ------------   ------------

  Proceeds from mutual funds shares
   sold ................................      1,449,069        329,017         91,472
  Cost of mutual fund shares sold ......     (1,545,422)      (353,075)       (95,078)
                                           ------------   ------------   ------------
   Realized gain (loss) on investments .        (96,353)       (24,058)        (3,606)
  Change in unrealized gain (loss)
   on investments ......................           (593)           416        (94,410)
                                           ------------   ------------   ------------
   Net gain (loss) on investments ......        (96,946)       (23,642)       (98,016)
                                           ------------   ------------   ------------
  Reinvested capital gains .............             --             --             --
                                           ------------   ------------   ------------
     Net increase (decrease) in
      contract owners' equity resulting
      from operations ..................         (5,382)        59,098          2,297
                                           ============   ============   ============




                                                            VKEmGr                                        VKEnt
                                          ------------------------------------------   ------------------------------------------
                                              2002           2001           2000           2002           2001           2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................  $      8,596          4,402             --         89,432         51,645         75,243
  Mortality and expense risk charges
   (note 3) ............................        (7,045)       (12,459)       (19,219)       (66,260)       (69,891)      (108,429)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net investment income ...............         1,551         (8,057)       (19,219)        23,172        (18,246)       (33,186)
                                          ------------   ------------   ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares
  sold .................................       652,943      3,186,532      4,480,804      2,861,486      1,286,662      4,095,786
  Cost of mutual fund shares sold ......    (1,127,884)    (4,552,363)    (2,320,693)    (3,228,242)    (1,133,327)    (2,019,933)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Realized gain (loss) on investments .      (474,941)    (1,365,831)     2,160,111       (366,756)       153,335      2,075,853
  Change in unrealized gain (loss)
   on investments ......................       (92,865)       124,667     (1,366,317)    (5,704,230)    (7,275,258)    (3,841,436)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net gain (loss) on investments ......      (567,806)    (1,241,164)       793,794     (6,070,986)    (7,121,923)    (1,765,583)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Reinvested capital gains .............            --             --         22,717             --      1,875,415      4,246,342
                                          ------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
      contract owners' equity resulting
      from operations ..................  $   (566,255)    (1,249,221)       797,292     (6,047,814)    (5,264,754)     2,447,573
                                          ============   ============   ============   ============   ============   ============



                                                             VKGlobEq
                                            ------------------------------------------
                                                2002           2001           2000
                                            ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................           5,248             --          2,019
  Mortality and expense risk charges
   (note 3) ............................          (1,364)        (3,271)        (4,047)
                                            ------------   ------------   ------------
   Net investment income ...............           3,884         (3,271)        (2,028)
                                            ------------   ------------   ------------

  Proceeds from mutual funds shares sold       1,161,282        122,650        309,008
  Cost of mutual fund shares sold ......      (1,680,435)      (124,494)      (236,394)
                                            ------------   ------------   ------------
   Realized gain (loss) on investments .        (519,153)        (1,844)        72,614
  Change in unrealized gain (loss)
   on investments ......................         486,519       (156,257)      (159,424)
                                            ------------   ------------   ------------
   Net gain (loss) on investments ......         (32,634)      (158,101)       (86,810)
                                            ------------   ------------   ------------
  Reinvested capital gains .............           7,167         25,720            811
                                            ------------   ------------   ------------
     Net increase (decrease) in
      contract owners' equity resulting
      from operations ..................         (21,583)      (135,652)       (88,027)
                                            ============   ============   ============


NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                            VKGov                                     VKMMkt
                                          ----------------------------------------    --------------------------------------
                                              2002           2001          2000          2002          2001           2000
                                          -----------     ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................  $ 1,858,345      2,313,004     2,453,361        45,379       158,552       189,237
  Mortality and expense risk charges
   (note 3) ............................     (103,001)      (102,097)      (98,045)      (18,233)      (17,290)      (17,590)
                                          -----------     ----------    ----------    ----------    ----------    ----------
   Net investment income ...............    1,755,344      2,210,907     2,355,316        27,146       141,262       171,647
                                          -----------     ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares
   sold ................................    2,001,439      1,430,502     3,093,250     1,129,701     3,898,450     4,998,313
  Cost of mutual fund shares sold ......   (1,929,021)    (1,429,000)   (3,106,439)   (1,129,701)   (3,898,450)   (4,998,313)
                                          -----------     ----------    ----------    ----------    ----------    ----------
   Realized gain (loss) on investments .       72,418          1,502       (13,189)           --            --            --
  Change in unrealized gain (loss)
   on investments ......................     (254,066)    (1,407,151)     (781,139)           --            --            --
                                          -----------     ----------    ----------    ----------    ----------    ----------
   Net gain (loss) on investments ......     (181,648)    (1,405,649)     (794,328)           --            --            --
                                          -----------     ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains .............           --             --            --            --            --            --
                                          -----------     ----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in
      contract owners' equity resulting
      from operations ..................  $ 1,573,696        805,258     1,560,988        27,146       141,262       171,647
                                          ===========     ==========    ==========    ==========    ==========    ==========


                                                        VKUSRealEst
                                             ---------------------------------
                                               2002        2001         2000
                                             --------     ------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends .................         --         --          14,616
  Mortality and expense risk charges
   (note 3) ............................       (2,213)    (1,183)         (816)
                                             --------     ------      --------
   Net investment income ...............       (2,213)    (1,183)       13,800
                                             --------     ------      --------

  Proceeds from mutual funds shares
   sold ................................      267,958       7,996      61,072
  Cost of mutual fund shares sold ......     (237,040)     (7,863)    (75,064)
                                             --------     -------     --------
   Realized gain (loss) on investments .       30,918        133       (13,992)
  Change in unrealized gain (loss)
   on investments ......................       49,893     40,895        42,684
                                             --------     ------      --------
   Net gain (loss) on investments ......       80,811     41,028        28,692
                                             --------     ------      --------
  Reinvested capital gains .............           --         --            --
                                             --------     ------      --------
     Net increase (decrease) in
      contract owners' equity resulting
      from operations ..................       78,598     39,845        42,492
                                             ========     ======      ========




See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                             Total                                     VKAAlloc
                                          ----------------------------------------    -----------------------------------------
                                              2002           2001          2000           2002           2001          2000
                                          ------------   -----------   -----------    ------------   ------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  2,582,700     3,206,452     3,483,224         682,252        802,300       896,583
  Realized gain (loss) on investments .     (5,408,754)   (1,198,404)    4,241,415      (4,054,887)        38,359       (36,376)
  Change in unrealized gain (loss)
     on investments ...................     (2,710,787)   (9,981,176)   (8,850,531)      2,804,555     (1,308,488)   (2,650,489)
  Reinvested capital gains ............        130,850     2,060,895     6,261,569         123,683        159,760     1,991,699
                                          ------------   -----------   -----------    ------------   ------------   -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......     (5,405,991)   (5,912,233)    5,135,677        (444,397)      (308,069)      201,417
                                          ------------   -----------   -----------    ------------   ------------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         21,776       115,878        50,145           8,704         16,601         9,644
  Transfers between funds .............             --            --            --     (18,528,923)       (68,514)     (563,619)
  Surrenders ..........................     (4,755,584)   (2,498,189)   (6,963,398)       (572,112)      (381,244)     (783,510)
  Death benefits (note 4) .............       (848,538)   (1,228,772)   (1,362,630)             --       (515,510)     (490,583)
  Policy loans (net of repayments)
    (note 5) ..........................      2,136,333       855,724       533,379        (307,262)       213,732      (183,506)
  Deductions for surrender charges
     (note 2d) ........................             --            --            --              --             --            --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ................       (462,214)     (484,293)     (672,917)        (57,095)       (78,657)      (83,775)
                                          ------------   -----------   -----------    ------------   ------------   -----------
       Net equity transactions ........     (3,908,227)   (3,239,652)   (8,415,421)    (19,456,688)      (813,592)   (2,095,349)
                                          ------------   -----------   -----------    ------------   ------------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (9,314,218)   (9,151,885)   (3,279,744)    (19,901,085)    (1,121,661)   (1,893,932)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     97,727,461   111,054,420   126,894,412      19,901,085     22,450,706    26,628,621
                                          ------------   -----------   -----------    ------------   ------------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 88,413,243   101,902,535   123,614,668              --     21,329,045    24,734,689
                                          ============   ===========   ===========    ============   ============   ===========


CHANGES IN UNITS:
  Beginning units .....................      3,405,314     3,635,896     4,035,569         580,720        641,802       753,430
                                          ------------   -----------   -----------    ------------   ------------   -----------
  Units purchased .....................        708,381        73,809        88,825           2,345          6,761         4,991
  Units redeemed ......................       (866,562)     (177,834)     (341,739)       (583,065)       (30,583)      (64,882)
                                          ------------   -----------   -----------    ------------   ------------   -----------
  Ending units ........................      3,247,133     3,531,871     3,782,655              --        617,980       693,539
                                          ============   ===========   ===========    ============   ============   ===========




                                                            VKDomInc
                                           --------------------------------------------
                                               2002            2001            2000
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...............          91,564          82,740         100,313
  Realized gain (loss) on investments .         (96,353)        (24,058)         (3,606)
  Change in unrealized gain (loss)
     on investments ...................            (593)            416         (94,410)
  Reinvested capital gains ............              --              --              --
                                           ------------    ------------    ------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......          (5,382)         59,098           2,297
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................              --               8             109
  Transfers between funds .............      (1,169,646)         14,317         (42,297)
  Surrenders ..........................              --         (57,899)             --
  Death benefits (note 4) .............              --              --         (13,431)
  Policy loans (net of repayments)
    (note 5) ..........................         (90,997)        (30,210)         (4,628)
  Deductions for surrender charges
     (note 2d) ........................              --              --              --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ................          (3,280)         (9,900)         (7,490)
                                           ------------    ------------    ------------
       Net equity transactions ........      (1,263,923)        (83,684)        (67,737)
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (1,269,305)        (24,586)        (65,440)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       1,269,305       1,254,141       1,296,274
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .              --       1,229,555       1,230,834
                                           ============    ============    ============


CHANGES IN UNITS:
  Beginning units .....................          52,128          56,426          61,567
                                           ------------    ------------    ------------
  Units purchased .....................             536             741             187
  Units redeemed ......................         (52,664)         (4,373)         (3,394)
                                           ------------    ------------    ------------
  Ending units ........................              --          52,794          58,360
                                           ============    ============    ============


NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                             VKEmGr                                     VKEnt
                                             ---------------------------------------   ---------------------------------------
                                                 2002         2001          2000          2002          2001          2000
                                             -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...................  $     1,551        (8,057)      (19,219)       23,172       (18,246)      (33,186)
  Realized gain (loss) on investments .....     (474,941)   (1,365,831)    2,160,111      (366,756)      153,335     2,075,853
  Change in unrealized gain (loss)
     on investments .......................      (92,865)      124,667    (1,366,317)   (5,704,230)   (7,275,258)   (3,841,436)
  Reinvested capital gains ................           --            --        22,717            --     1,875,415     4,246,342
                                             -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (566,255)   (1,249,221)      797,292    (6,047,814)   (5,264,754)    2,447,573
                                             -----------   -----------   -----------   -----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................           --        85,535        36,869        10,392        13,734         5,788
  Transfers between funds .................     (167,779)      (52,088)      337,982    17,691,293       (45,053)       73,797
  Surrenders ..............................     (175,781)      (17,727)     (302,638)   (1,222,603)     (887,951)   (3,061,331)
  Death benefits (note 4) .................           --       (88,351)           --      (129,510)      (98,030)     (203,802)
  Policy loans (net of repayments)
   (note 5) ...............................      340,856       (15,100)       27,026       289,431       143,838        (3,797)
  Deductions for surrender charges
     (note 2d) ............................           --            --            --            --            --            --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (310,968)      (27,256)      (23,690)     (110,160)      (89,942)     (275,053)
                                             -----------   -----------   -----------   -----------   -----------   -----------
       Net equity transactions ............     (313,672)     (114,987)       75,549    16,528,843      (963,404)   (3,464,398)
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (879,927)   (1,364,208)      872,841    10,481,029    (6,228,158)   (1,016,825)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    3,342,265     5,523,782     6,972,628    23,301,405    32,338,766    43,203,719
                                             -----------   -----------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 2,462,338     4,159,574     7,845,469    33,782,434    26,110,608    42,186,894
                                             ===========   ===========   ===========   ===========   ===========   ===========

CHANGES IN UNITS:
  Beginning units .........................      121,757       137,175       154,776       614,371       675,166       766,000
                                             -----------   -----------   -----------   -----------   -----------   -----------
  Units purchased .........................        4,757         2,193         9,085       521,602         6,246         5,273
  Units redeemed ..........................      (16,357)       (7,274)       (7,518)      (39,333)      (28,398)      (66,216)
                                             -----------   -----------   -----------   -----------   -----------   -----------
  Ending units ............................      110,157       132,094       156,343     1,096,640       653,014       705,057
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                             VKGlobEq
                                              ---------------------------------------
                                                 2002           2001         2000
                                              -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...................         3,884        (3,271)       (2,028)
  Realized gain (loss) on investments .....      (519,153)       (1,844)       72,614
  Change in unrealized gain (loss)
     on investments .......................       486,519      (156,257)     (159,424)
  Reinvested capital gains ................         7,167        25,720           811
                                              -----------   -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........       (21,583)     (135,652)      (88,027)
                                              -----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................         4,397            --           473
  Transfers between funds .................    (1,079,548)       41,339       133,143
  Surrenders ..............................       (25,815)       (8,470)     (305,566)
  Death benefits (note 4) .................            --       (81,071)           --
  Policy loans (net of repayments)
   (note 5) ...............................         2,017        24,224        53,878
  Deductions for surrender charges
     (note 2d) ............................            --            --            --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................       (13,146)       (8,936)      (21,486)
                                              -----------   -----------   -----------
       Net equity transactions ............    (1,112,095)      (32,914)     (139,558)
                                              -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (1,133,678)     (168,566)     (227,585)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     1,133,678     1,423,628     1,810,664
                                              -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....            --     1,255,062     1,583,079
                                              ===========   ===========   ===========

CHANGES IN UNITS:
  Beginning units .........................        73,605        78,201        84,304
                                              -----------   -----------   -----------
  Units purchased .........................         3,630         3,220         8,294
  Units redeemed ..........................       (77,235)       (4,938)      (14,791)
                                              -----------   -----------   -----------
  Ending units ............................            --        76,483        77,807
                                              ===========   ===========   ===========


NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                               VKGov                                     VKMMkt
                                             ----------------------------------------   ----------------------------------------
                                                 2002          2001          2000           2002           2001          2000
                                             ------------   -----------   -----------   ------------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...................  $  1,755,344     2,210,907     2,355,316         27,146       141,262       171,645
  Realized gain (loss) on investments .....        72,418         1,502       (13,189)            --            --            --
  Change in unrealized gain (loss)
     on investments .......................      (254,066)   (1,407,151)     (781,139)            --            --            --
  Reinvested capital gains ................            --            --            --             --            --            --
                                             ------------   -----------   -----------   ------------   -----------   -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     1,573,696       805,258     1,560,988         27,146       141,262       171,645
                                             ------------   -----------   -----------   ------------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................        (2,409)           --        (3,678)            16            --           803
  Transfers between funds .................     1,312,015       162,712      (440,231)       986,965      (154,850)      509,366
  Surrenders ..............................    (1,981,525)   (1,120,149)   (2,084,839)      (746,688)      (24,749)     (416,349)
  Death benefits (note 4) .................      (683,403)     (445,810)     (606,836)       (35,625)           --       (33,064)
  Policy loans (net of repayments)
   (note 5) ...............................     1,498,461       639,569       692,344        408,655      (119,336)      (38,334)
  Deductions for surrender charges
     (note 2d) ............................            --            --            --             --            --            --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................        99,402      (204,344)     (194,155)       (59,939)      (61,045)      (64,394)
                                             ------------   -----------   -----------   ------------   -----------   -----------
       Net equity transactions ............       242,541      (968,022)   (2,637,395)       553,384      (359,980)      (41,972)
                                             ------------   -----------   -----------   ------------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     1,816,237      (162,764)   (1,076,407)       580,530      (218,718)      129,673
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    41,504,908    40,446,032    39,921,828      6,784,485     7,207,989     6,713,936
                                             ------------   -----------   -----------   ------------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 43,321,145    40,283,268    38,845,421      7,365,015     6,989,271     6,843,609
                                             ============   ===========   ===========   ============   ===========   ===========


CHANGES IN UNITS:
  Beginning units .........................     1,600,386     1,659,184     1,831,096        339,464       367,062       361,858
                                             ------------   -----------   -----------   ------------   -----------   -----------
  Units purchased .........................        83,148        26,933        27,584         50,024        21,916        33,350
  Units redeemed ..........................       (73,019)      (66,029)     (145,775)       (22,464)      (35,398)      (36,215)
                                             ------------   -----------   -----------   ------------   -----------   -----------
  Ending units ............................     1,610,515     1,620,088     1,712,905        367,024       353,580       358,993
                                             ============   ===========   ===========   ============   ===========   ===========


                                                             VKUSRealEst
                                             ------------------------------------------
                                                 2002           2001           2000
                                             ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        (2,213)        (1,183)        13,800
  Realized gain (loss) on investments .....        30,918            133        (13,992)
  Change in unrealized gain (loss)
     on investments .......................        49,893         40,895         42,684
  Reinvested capital gains ................            --             --             --
                                             ------------   ------------   ------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........        78,598         39,845         42,492
                                             ------------   ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................           676             --            137
  Transfers between funds .................       955,623        102,137         (8,141)
  Surrenders ..............................       (31,060)            --         (9,165)
  Death benefits (note 4) .................            --             --        (14,914)
  Policy loans (net of repayments)
   (note 5) ...............................        (4,828)          (993)        (9,604)
  Deductions for surrender charges
     (note 2d) ............................            --             --             --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................        (7,028)        (4,213)        (2,874)
                                             ------------   ------------   ------------
       Net equity transactions ............       913,383         96,931        (44,561)
                                             ------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       991,981        136,776         (2,069)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       490,330        409,376        346,742
                                             ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     1,482,311        546,152        344,673
                                             ============   ============   ============


CHANGES IN UNITS:
  Beginning units .........................        22,883         20,880         22,538
                                             ------------   ------------   ------------
  Units purchased .........................        42,339          5,799             61
  Units redeemed ..........................        (2,425)          (841)        (2,948)
                                             ------------   ------------   ------------
  Ending units ............................        62,797         25,838         19,651
                                             ============   ============   ============



See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 2002, 2001 AND 2000
                                  (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds as of June 30, 2002;
              Funds of the Van Kampen Life Investment Trust (Van Kampen LIT)
                (formerly Van Kampen American Capital Life Investment Trust);
              The Universal Institutional Funds, Inc. - U.S. Real Estate
                Portfolio (UIFUSRE) (formerly Van Kampen LIT -
                Morgan Stanley Real Estate Securities Portfolio)
              Van Kampen LIT - Emerging Growth Fund (VKEmGr)
              Van Kampen LIT - Enterprise Fund (VKEnt)
              Van Kampen LIT - Global Equity Fund (VKGlobEq)
              Van Kampen LIT - Money Market Fund (VKMMkt)

         At June 30, 2002, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at ~June 30, 2002. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
         Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

                                                                     (Continued)

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type. For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment.

         For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter (Reduced Fee). A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to ~an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality and expense risk charges by contract type for the period ended ~June 30, 2002:

                                             TOTAL      VKAAlloc      VKDominc        VKEmGr         VKEnt
                                          --------      --------      --------      --------      --------
     Single Premium contracts issued
       on or after April 16, 1990 ..      $  2,294           196            13            83           155
     Multiple Payment and Flexible
       Premium contracts ...........         1,014           279            --           107           512
     Reduced Fee ...................       228,974        31,523         2,155         6,855        65,593
                                          --------      --------      --------      --------      --------
         Total .....................      $232,282        31,998         2,168         7,045        66,260
                                          ========      ========      ========      ========      ========


                                          VKGlobEq         VKGov        VKMMkt       VKUSRealEst
                                          --------      --------      --------       -----------
     Single Premium contracts issued
       on or after April 16, 1990 ..      $     14           283         1,550                --
     Multiple Payment and Flexible
       Premium contracts ...........            --           116            --                --
     Reduced Fee ...................         1,350       102,602        16,683             2,213
                                          --------      --------      --------          --------
         Total .....................      $  1,364       103,001        18,233             2,213
                                          ========      ========      ========          ========

     The following table provides mortality and expense risk charges by contract type for the period ended June 30, 2001:

                                             TOTAL      VKAAlloc      VKDominc        VKEmGr         VKEnt
                                          --------      --------      --------      --------      --------
     Single Premium contracts Issued
       prior to April 16, 1990 .....      $    309            --            --            10            --
     Single Premium contracts issued
       on or after April 16, 1990 ..         2,523           702           354            93           613
     Multiple Payment and Flexible
       Premium contracts ...........         1,115           538            --            --           577
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990 .....       260,579        53,750         2,991        12,356        68,701
                                          --------      --------      --------      --------      --------
         Total .....................      $264,526        54,990         3,345        12,459        69,891
                                          ========      ========      ========      ========      ========

                                          VKGLOBEQ         VKGOV         VKMMKT      VKUSREALEST
                                          --------      --------       --------      -----------
     Single Premium contracts Issued
       prior to April 16, 1990 .....      $     --           223             76               --
     Single Premium contracts issued
       on or after April 16, 1990 ..            28           384            349               --
     Multiple Payment and Flexible
       Premium contracts ...........            --            --             --               --
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990 .....         3,243       101,490         16,865            1,183
                                          --------      --------       --------         --------
         Total .....................      $  3,271       102,097         17,290            1,183
                                          ========      ========       ========         ========


     The following table provides mortality and expense risk charges by contract type for the period ended June 30, 2000:

                                             TOTAL      VKAAlloc      VKDomInc        VKEmGr         VKEnt
                                          --------      --------      --------      --------      --------
     Single Premium contracts Issued
       prior to April 16, 1990 .....      $     33            --            --            14            --
     Single Premium contracts issued
       on or after April 16, 1990 ..         2,826         1,008           299           203           869
     Multiple Payment and Flexible
       Premium contracts ...........         1,331           530            --            --           801
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990 .....       311,215        62,447         2,975        19,002       106,759
                                          --------      --------      --------      --------      --------
         Total .....................      $315,405        63,985         3,274        19,219       108,429
                                          ========      ========      ========      ========      ========



                                        VKGlobEq       VKGov      VKMMkt      VKUSRealEst
                                        --------       -----      ------      -----------
     Single Premium contracts Issued
       prior to April 16, 1990 .....      $   --          19          --               --
     Single Premium contracts issued
       on or after April 16, 1990 ..          38         373          36               --
     Multiple Payment and Flexible
       Premium contracts ...........          --          --          --               --
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990 .....       4,009      97,653      17,554              816
                                          ------      ------      ------           ------
         Total .....................      $4,047      98,045      17,590              816
                                          ======      ======      ======           ======

                                                                     (Continued)

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                                              Contract                              Contract   Investment
                                                              Expense                   Unit        Owners'     Income      Total
                                                               Rate*      Units     Fair Value      Equity      Ratio**    Return***
                                                              --------   -------    ----------    -----------  ----------  ---------
    Single Premium contracts issued prior to April 16, 1990
    (policy years 11 and thereafter)

     Van Kampen Life Investment Trust -
        Asset Allocation Fund
        2001 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      609,553   $34.614757    $21,099,529    3.94%      -1.35%
        2000 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      683,733    35.766629     24,454,825    3.72%       0.85%
        1999 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      772,441    34.441262     26,603,843    3.38%       1.41%
        1998 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      801,841    31.962659     25,628,970    0.10%       8.32%

     Van Kampen Life Investment Trust -
        Domestic Income Fund
        2001 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%       51,084    23.326790      1,191,626    6.85%       4.78%
        2000 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%       56,252    21.122058      1,188,158    8.18%       0.19%
        1999 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%       66,865    20.923928      1,399,078    6.50%      -2.77%
        1998 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%       94,839    21.155625      2,006,378    0.27%       4.01%

     Van Kampen Life Investment Trust -
        Emerging Growth Fund
        2002 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      107,514    22.364311      2,404,477    0.31%      -0.19%
        2001 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      131,719    31.493075      4,148,236    0.09%     -21.81%
        2000 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      155,683    50.188331      7,813,470    0.00%      11.40%
        1999 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      132,154    26.954697      3,562,171    0.00%      21.67%
        1998 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      125,688    19.725561      2,479,266    0.04%      21.87%

     Van Kampen Life Investment Trust -
        Enterprise Fund
        2002 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%    1,089,581    30.841205     33,603,991    0.31%      -0.19%
        2001 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      646,747    40.051006     25,902,868    0.19%     -16.51%
        2000 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      698,476    59.926129     41,856,963    0.17%       6.11%
        1999 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      786,912    47.989789     37,763,741    0.30%       6.40%
        1998 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      850,061    42.550743     36,170,727    0.08%      17.34%

     Van Kampen Life Investment Trust -
        Global Equity Fund
        2001 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%       76,218    16.412143      1,250,901    0.00%      -9.86%
        2000 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%       77,531    20.348787      1,577,662    0.12%      -5.27%
        1999 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%       64,883    18.479556      1,199,009    0.28%      11.33%
        1998 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%       80,150    15.997961      1,282,237    1.13%      16.63%

     Van Kampen Life Investment Trust -
        Government Fund
        2002 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%    1,602,135    26.927952     43,142,214    4.42%       0.04%
        2001 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%    1,615,289    24.877555     40,184,441    5.67%       2.00%
        2000 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%    1,709,524    22.689476     38,788,204    6.21%       4.05%
        1999 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%    1,919,195    21.861809     41,957,072    4.83%      -3.60%
        1998 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%    1,854,579    21.715679     40,273,442    1.02%       3.47%

     Van Kampen Life Investment Trust -
        Money Market Fund
        2002 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      350,159    20.341948      7,122,916    0.64%       0.00%
        2001 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      335,248    20.054787      6,723,327    2.29%       2.12%
        2000 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      358,617    19.069001      6,838,468    2.73%       2.49%
        1999 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      427,828    18.211743      7,791,494    2.19%       1.91%
        1998 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      391,842    17.485969      6,851,737    2.49%       2.26%

                                                                   (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued
                               Contract Investment

                                                              Contract                              Contract   Investment
                                                              Expense                   Unit        Owners'     Income      Total
                                                               Rate*      Units     Fair Value      Equity      Ratio**    Return***
                                                              --------   -------    ----------    -----------  ----------  ---------

   Van Kampen - The Universal Institutional Funds, Inc.-
     U.S.Real Estate Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    0.50%       62,797    23.604804      1,482,311    0.00%       0.10%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    0.50%       25,838    21.137563        546,152    0.00%       7.81%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    0.50%       19,651    17.539695        344,673    4.35%      13.99%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    0.50%       22,827    17.321079        395,388    6.59%       8.23%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.50%       28,597    17.268250        493,820    0.15%      -5.11%

Multiple Payment contracts and Flexible Premium contracts

   Van Kampen Life Investment Trust -
     Asset Allocation Fund
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        5,145    26.359454        135,619    3.94%      -1.50%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        4,974    27.318123        135,880    3.72%       0.70%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        4,838    26.384954        127,650    3.38%       1.26%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        4,709    24.559654        115,651    0.10%       8.16%

   Van Kampen Life Investment Trust -
     Emerging Growth Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        2,286    21.981953         50,251    0.31%      -0.19%

   Van Kampen Life Investment Trust -
     Enterprise Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        5,212    24.419122        127,272    0.31%      -0.19%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        4,382    31.806369        139,376    0.19%     -16.64%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        4,313    47.732874        205,872    0.17%       5.95%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        4,340    38.340163        166,396    0.30%       6.24%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        4,333    34.096801        147,741    0.08%      17.16%

   Van Kampen Life Investment Trust -
     Government Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        3,133    19.450606         60,939    4.42%       0.04%

Single Premium contracts issued prior to April 16, 1990
(policy years 1 through 10)

   Van Kampen Life Investment Trust -
     Asset Allocation Fund
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%       60,025    31.652917      1,899,966    0.10%       8.08%

   Van Kampen Life Investment Trust -
     Domestic Income Fund
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%        4,245    20.950565         88,935    0.27%       3.78%

   Van Kampen Life Investment Trust -
     Emerging Growth Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%           61    21.752743          1,327    0.31%      -0.19%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%           61    30.769979          1,877    0.09%     -21.98%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%           61    49.256896          3,005    0.00%      11.15%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%           61    26.573717          1,621    0.00%      21.40%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%           61    19.534284          1,192    0.04%      21.60%

   Van Kampen Life Investment Trust -
     Enterprise Fund
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%       21,408    42.138381        902,098    0.08%      17.07%

   Van Kampen Life Investment Trust -
     Global Equity Fund
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%      193,526    21.503819       4,161,548   1.13%       3.23%

   Van Kampen Life Investment Trust -
     Government Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%        2,380    26.190232         62,333    4.42%       0.04%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%        1,938    24.304804         47,103    5.67%       1.77%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%          181    22.266646          4,030    6.21%       3.82%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%          181    21.551318          3,901    4.83%      -3.81%


                                                              Contract                              Contract   Investment
                                                              Expense                   Unit        Owners'     Income      Total
                                                               Rate*      Units     Fair Value      Equity      Ratio**    Return***
                                                              --------   -------    ----------    -----------  ----------  ---------

     Van Kampen Life Investment Trust -
        Asset Allocation Fund
        2001 . . . . . . . . . . . . . . . . . . . . . . . .   0.50%      609,553   $34.614757    $21,099,529     3.94%     -1.35%

   Van Kampen Life Investment Trust -
     Money Market Fund
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%          830    19.594336         16,263     2.29%      1.89%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    0.95%        2,905    17.316456         50,304     2.49%      2.03%

Single Premium contracts issued on or after April 16, 1990

   Van Kampen Life Investment Trust -
     Asset Allocation Fund
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        3,282    28.609549         93,897     3.94%     -1.74%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        4,832    29.798100        143,984     3.72%      0.45%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        9,269    28.924679        268,103     3.38%      1.00%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        7,912    27.058562        214,087     0.10%      7.89%

   Van Kampen Life Investment Trust -
     Domestic Income Fund
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        1,710    22.180780         37,929     6.85%      4.36%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        2,108    20.244962         42,676     8.18%     -0.20%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        2,381    20.216396         48,135     6.50%     -3.16%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        8,616    20.604450        177,528     0.27%      3.60%

   Van Kampen Life Investment Trust -
     Emerging Growth Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          296    21.227250          6,283     0.31%     -0.19%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          314    30.131892          9,461     0.09%    -22.12%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          599    48.404406         28,994     0.00%     10.96%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          228    26.205338          5,975     0.00%     21.19%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        3,942    19.330882         76,202     0.04%     21.39%

   Van Kampen Life Investment Trust -
     Enterprise Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        1,847    27.705053         51,171     0.31%     -0.19%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        1,885    36.267123         68,364     0.19%    -16.85%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        2,268    54.699632        124,059     0.17%      5.68%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        2,732    44.156405        120,635     0.30%      5.98%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        5,815    39.465969        229,495     0.08%     16.87%

   Van Kampen Life Investment Trust -
     Global Equity Fund
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          265    15.702945          4,161     0.00%    -10.22%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          276    19.625357          5,417     0.12%     -5.64%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          284    17.965849          5,102     0.28%     10.89%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          489    15.677989          7,667     1.13%     16.16%

   Van Kampen Life Investment Trust -
     Government Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        2,867    19.413728         55,659     4.42%      0.03%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        2,861    18.079108         51,724     5.67%      1.59%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        3,200    16.620853         53,187     6.21%      3.63%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        1,463    16.143388         23,618     4.83%     -3.98%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        3,030    16.164290         48,978     1.02%      2.71%

   Van Kampen Life Investment Trust -
     Money Market Fund
     2002 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       16,865    14.355142        242,099     0.64%      0.00%
     2001 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       17,502    14.265853        249,681     2.29%      1.72%
     2000 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          376    13.673111          5,141     2.73%      2.08%
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        2,055    13.163438         27,051     2.19%      1.51%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          135    12.740354          1,720     2.49%      1.85%

   Van Kampen - The Universal Institutional Funds, Inc.-
     U.S.Real Estate Portfolio
     1999 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%           93    16.839423          1,566     6.59%      7.80%
     1998 . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%           95    16.922894          1,608     0.15%     -5.49%

                                                                    (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                              Contract                              Contract   Investment
                                                              Expense                   Unit        Owners'     Income      Total
                                                               Rate*      Units     Fair Value      Equity      Ratio**    Return***
                                                              --------   -------    ----------    -----------  ----------  ---------
    Contract Owners' Equity Total By Year

      2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 88,413,243
                                                                                                  ============
      2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $101,902,535
                                                                                                  ============
      2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $123,614,668
                                                                                                  ============
      1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $121,471,549
                                                                                                  ============
      1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $123,311,297
                                                                                                  ============



* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net monthly assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]


NATIONWIDE LIFE INSURANCE COMPANY                                                          Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                            U.S. Postage
                                                                                             PAID
                                                                                        Columbus, Ohio
                                                                                        Permit No. 521







Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company